PGIM 60 40 Allocation Fund Expense Example, No Redemption - PGIM 60 40 Allocation Fund - R6	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	150
Expense Example, No Redemption, 5 Years	270
Expense Example, No Redemption, 10 Years	$ 619